OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Deferred drydocking and operating cost revenue	$ 12,848	$ 14,506
Deferred credits from capital lease transactions	625	627
Other creditors	5,701	0
Other current liabilities	64,692	70,216
Interest Rate Swaps [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Mark-to-market valuation	24,991	27,351
Foreign Exchange Rate Swaps [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Mark-to-market valuation	$ 20,527	$ 27,732